Income Tax - Summary of deferred tax assets and deferred tax liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	$ 233,385,386	$ 169,238,562
Deferred Tax Liabilities	211,463,708	271,706,104
Net deferred tax liabilities	21,921,678	(102,467,542)	$ (127,248,898)
Loans and other financing [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	174,831,496	49,766,506
Provisions and employee benefits [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	47,938,203	15,895,493
Allowances for contingencies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	3,306,029	4,092,519
Leases [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	2,579,933	2,975,521
Investments in other companies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets		1,329,149
Deferred Tax Liabilities	4,352,821
Tax losses [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	655,874	87,778,124
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	4,073,851	7,401,250
Property, plant and equipment [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	112,501,568	114,543,767
Intangible asset [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	62,329,906	66,311,940
Tax effects on forward sales [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities		12,371,756
Government Securities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	16,296,978	72,539,798
Foreign Currency [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	12,074,725	4,361,204
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	$ 3,907,710	$ 1,577,639